Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Select Technology ETF
FIRST QUARTER REPORT
January 31, 2026 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Select Technology ETF
January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Select Technology ETF | 2026
Notes to Portfolio of Investments
Common Stocks 96.8%
Issuer Shares Value ($)
Communication Services  9.2%
Entertainment 1.2%
Netflix, Inc.
(a)
5,354 447,005
Interactive Media & Services 8.0%
Alphabet, Inc. Class A 5,447 1,841,086
Meta Platforms, Inc. Class A 1,637 1,172,911
Total 3,013,997
Total Communication Services 3,461,002
Consumer Discretionary  3.7%
Broadline Retail 3.7%
Amazon.com, Inc.
(a)
5,871 1,404,931
Total Consumer Discretionary 1,404,931
Financials  4.2%
Capital Markets 0.6%
Robinhood Markets, Inc. Class A
(a)
2,256 224,427
Financial Services 3.6%
Mastercard, Inc. Class A 1,176 633,617
Visa, Inc. Class A 2,304 741,496
Total 1,375,113
Total Financials 1,599,540
Industrials  0.8%
Ground Transportation 0.8%
Uber Technologies, Inc.
(a)
3,606 288,660
Total Industrials 288,660
Information Technology  78.9%
Communications Equipment 1.8%
Arista Networks, Inc.
(a)
2,526 358,035
Cisco Systems, Inc. 4,255 333,252
Total 691,287
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp. Class A 2,201 317,120
IT Services 2.0%
International Business Machines Corp. 750 230,025
Shopify, Inc. Class A
(a)
2,794 366,657
Snowflake, Inc.
(a)
846 163,024
Total 759,706
Semiconductors & Semiconductor Equipment 50.0%
Advanced Micro Devices, Inc.
(a)
1,219 288,574
Common Stocks (continued)
Issuer Shares Value ($)
Analog Devices, Inc. 1,449 450,465
Applied Materials, Inc. 2,812 906,364
ASML Holding NV 818 1,164,014
Broadcom, Inc. 10,432 3,456,122
Lam Research Corp. 10,754 2,510,629
Marvell Technology, Inc. 2,728 215,294
Micron Technology, Inc. 3,363 1,395,241
NVIDIA Corp. 34,381 6,571,241
NXP Semiconductors NV 1,303 294,660
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 4,886 1,615,116
Total 18,867,720
Software 14.9%
Cadence Design Systems, Inc.
(a)
837 248,053
Crowdstrike Holdings, Inc. Class A
(a)
1,214 535,866
Intuit, Inc. 672 335,274
Microsoft Corp. 6,664 2,867,452
Oracle Corp. 2,620 431,200
Palo Alto Networks, Inc.
(a)
1,524 269,702
ServiceNow, Inc.
(a)
2,178 254,848
Synopsys, Inc.
(a)
1,461 679,533
Total 5,621,928
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc. 12,227 3,172,662
Western Digital Corp. 1,323 331,054
Total 3,503,716
Total Information Technology 29,761,477
Total Common Stocks
(Cost $26,318,553) 36,515,610
Money Market Funds 2.0%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
3.543%
(b)
760,649 760,649
Total Money Market Funds
(Cost $760,649) 760,649
Total Investments in Securities
(Cost $27,079,202) 37,276,259
Other Assets & Liabilities, Net 445,736
Net Assets 37,721,995
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
ADR American Depositary Receipts
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

1QT321_10_T01_(03/26)
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